Accounts Receivable Accounts Receivable (Accounts Receivable) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accounts Receivable, Net, Current [Abstract]
Trade receivables	$ 115,876	$ 94,962
Allowance for doubtful accounts	(2,707)	(3,095)
Allowance for sales returns and discounts	(1,884)	(1,570)
Accounts receivable, net	$ 111,285	$ 90,297